Average Annual Total Returns - First Trust Ultra Short Duration Municipal ETF	First Trust Ultra Short Duration Municipal ETF 1 Year	First Trust Ultra Short Duration Municipal ETF Since Inception	First Trust Ultra Short Duration Municipal ETF Inception Date	First Trust Ultra Short Duration Municipal ETF After tax on distributions 1 Year	First Trust Ultra Short Duration Municipal ETF After tax on distributions Since Inception	First Trust Ultra Short Duration Municipal ETF After tax on distributions and sale of fund shares 1 Year	First Trust Ultra Short Duration Municipal ETF After tax on distributions and sale of fund shares Since Inception	Bloomberg Barclays Municipal Short-Term Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Municipal Short-Term Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	1.81%	1.95%	Nov. 01, 2018	1.09%	1.27%	1.07%	1.20%	1.73%	1.86%